CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Jan. 18, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 25, 2018
Current assets:
Cash	$ 382,747			$ 698,322	$ 931,916		$ 1,440,897
Prepaid expenses	48,060			29,467			101,363
Total current assets	430,807			727,789			1,542,260
Investments held in Trust Account	117,294,619			248,988,147			244,890,301
Total assets	117,725,426			249,715,936			246,432,561
Current liabilities:
Accounts payable	167,737			28,004			110,177
Accrued expenses	359,196			500			100,000
Franchise tax payable	100,100			200,000			103,013
Income tax payable	71,879			155,308			214,655
Total current liabilities	698,912			32,886,462			15,664,594
Warrant liabilities	0		$ 0	32,502,650			15,136,749	$ 0
Commitments and Contingencies
Common stock, $0.0001 par value; 11,202,651 and 21,182,947 shares subject to possible redemption at June 30, 2020 and December 31, 2019, respectively	112,026,510			211,829,470			225,767,960
Stockholders' Equity:
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding	0			0			0
Common stock, $0.0001 par value; 400,000,000 shares authorized; 6,346,714 and 9,287,693 shares issued and outstanding (excluding 11,202,651 and 21,182,947 shares subject to possible redemption) at June 30, 2020 and December 31, 2019, respectively	635			929			789
Additional paid-in capital	17,853,006			14,846,199			923,412
Accumulated deficit	(12,853,637)			(9,847,124)			4,075,806
Total stockholders' equity	5,000,004	$ 5,778,444		5,000,004	$ 5,000,003	$ 5,000,002	5,000,007	$ 0
Total liabilities and stockholders' equity	$ 117,725,426			$ 249,715,936			$ 246,432,561